UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07644
Gabelli Capital Series Funds, Inc.
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: June 30, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.

Semiannual Report
■ Gabelli Capital Asset Fund	To Contractowners

Mario Gabelli, CFA,
Portfolio Manager
Objective:

Growth of capital.
Current income is a secondary objective.
Portfolio:

At least 80% common stocks and securities convertible into common stocks.
Inception Date:

May 1, 1995
Net Assets at June 30, 2009:

$104,851,803
Top Ten Holdings (As of 6/30/2009)

Percentage of
Company	Total Net Assets
Diageo plc, ADR	2.6%
Cablevision Systems Corp., Cl. A	2.6%
Honeywell International Inc.	2.2%
American Express	2.1%
Viacom Inc., Cl. A	1.9%
Newmont Mining Corp.	1.9%
Liberty Media Corp.	1.8%
The Coca-Cola Co.	1.8%
Grupo Televisa SA, ADR	1.6%
Texas Instruments Inc.	1.5%
Sector Weightings (Percentage of Net Assets as of 6/30/2009)
Average Annual Total Returns (For periods ended 6/30/2009)

			1	5	10	Since Inception
	Quarter	YTD	Yr	Yrs	Yrs	5/1/1995
Gabelli Capital Asset Fund	22.29%	8.00%	(24.54)%	(0.85)%	2.94%	7.84%
S&P 500 Index	15.92%	3.19%	(26.20)%	(2.24)%	(2.22)%	6.07%
About information in this report:
All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (availability within seven business days of the most recent month end), please call us at (800) 221- 3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Gabelli Capital Asset Fund (the “Fund”) expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

GABELLI CAPITAL ASSET FUND	1

Semiannual Report
■ Gabelli Capital Asset Fund	To Contractowners
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2009 through June 30, 2009
Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	January 1, 2009	June 30, 2009	Ratio	Period*
Gabelli Capital Asset Fund
Actual Fund Return	$1,000.00	$1,080.00	1.23%	$6.34
Hypothetical 5% Return	$1,000.00	$1,018.70	1.23%	$6.16

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2	GABELLI CAPITAL ASSET FUND

Semiannual Report
■ Gabelli Capital Asset Fund	To Contractowners
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2009. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

GABELLI CAPITAL ASSET FUND	3

■ Gabelli Capital Asset Fund
Schedule of Investments
June 30, 2009 (Unaudited)
Common Stocks — 98.8%

			Market
Shares		Cost	Value

Aerospace — 1.8%
4,000	HEICO Corp.	$94,828	$145,040
44,000	Herley Industries Inc.†	744,877	482,680
200,000	Rolls-Royce Group plc†	1,488,744	1,189,477
17,160,000	Rolls-Royce Group plc, Cl. C†	24,945	28,232

		2,353,394	1,845,429

Agriculture — 1.3%
40,000	Archer-Daniels-Midland Co.	1,124,980	1,070,800
4,000	Bunge Ltd.	243,853	241,000
500	The Mosaic Co.	10,688	22,150

		1,379,521	1,333,950

Automotive — 0.8%
20,000	Navistar International Corp.†	504,789	872,000

Automotive: Parts and Accessories — 2.4%
1,000	BERU AG	106,336	106,196
10,000	BorgWarner Inc.	198,525	341,500
31,000	CLARCOR Inc.	286,075	904,890
30,000	Midas Inc.†	555,276	314,400
6,000	Modine Manufacturing Co.	69,446	28,800
15,000	Proliance International Inc.†(a)	68,235	2,112
100,000	Standard Motor Products Inc.	921,909	827,000

		2,205,802	2,524,898

Aviation: Parts and Services — 3.3%
32,000	Curtiss-Wright Corp.	464,335	951,360
100,000	GenCorp Inc.†	790,372	191,000
50,000	Kaman Corp.	623,073	835,000
20,000	Precision Castparts Corp.	668,757	1,460,600

		2,546,537	3,437,960

Broadcasting — 1.5%
42,000	CBS Corp., Cl. A, Voting	868,653	291,900
10,000	Cogeco Inc.	195,072	183,209
50,000	Fisher Communications Inc.	2,412,733	639,500
18,000	Liberty Media Corp. — Capital, Cl. A†	150,773	244,080
52,000	LIN TV Corp., Cl. A†	349,937	87,360
80,000	Sinclair Broadcast Group Inc., Cl. A	672,744	155,200

		4,649,912	1,601,249

Business Services — 2.5%
2,500	Ascent Media Corp., Cl. A†	43,340	66,450
50,000	Diebold Inc.	1,760,474	1,318,000
60,000	Intermec Inc.†	1,099,290	774,000
75,000	Nashua Corp.†	623,470	502,500

		3,526,574	2,660,950

Cable and Satellite — 4.6%
5,000	Adelphia Communications Corp., Cl. A† (a)	5,250	0
5,000	Adelphia Communications Corp., Cl. A, Escrow† (a)	0	0
5,000	Adelphia Recovery Trust†	0	5
140,000	Cablevision Systems Corp., Cl. A	952,238	2,717,400
15,000	DISH Network Corp., Cl. A†	299,454	243,150
2,000	EchoStar Corp., Cl. A†	53,021	31,880
25,000	Liberty Global Inc., Cl. A†	363,484	397,250
9,315	Liberty Global Inc., Cl. C†	155,984	147,270
6,000	Scripps Networks Interactive Inc., Cl. A	241,516	166,980
45,000	The DIRECTV Group Inc.†	1,124,544	1,111,950

		3,195,491	4,815,885

Communications Equipment — 2.3%
72,000	Corning Inc.	462,740	1,156,320
44,000	Thomas & Betts Corp.†	1,047,017	1,269,840

		1,509,757	2,426,160

Computer Software and Services — 1.7%
120,000	Furmanite Corp.†	419,394	535,200
20,000	NCR Corp.†	261,819	236,600
62,000	Yahoo! Inc.†	1,926,638	970,920

		2,607,851	1,742,720

Consumer Products — 0.8%
15,000	Pactiv Corp.†	152,305	325,500
6,000	Revlon Inc., Cl. A†	112,847	32,640
65,000	Schiff Nutrition International Inc.†	178,934	330,850
4,000	The Procter & Gamble Co.	257,500	204,400

		701,586	893,390

Consumer Services — 1.5%
5,000	Liberty Media Corp. - Interactive, Cl. A†	93,974	25,050
88,000	Rollins Inc.	453,101	1,523,280

		547,075	1,548,330

Diversified Industrial — 7.1%
26,000	Ampco-Pittsburgh Corp.	414,490	609,700
55,000	Baldor Electric Co.	1,868,777	1,308,450
22,000	Cooper Industries Ltd., Cl. A	712,709	683,100
30,000	Crane Co.	605,650	669,300
4,000	Greif Inc., Cl. A	46,099	176,880
75,000	Honeywell International Inc.	2,208,135	2,355,000
24,000	ITT Corp.	1,081,200	1,068,000
28,200	Katy Industries Inc.†	67,975	38,916
65,000	Myers Industries Inc.	693,228	540,800

		7,698,263	7,450,146

Electronics — 2.2%
30,000	Cypress Semiconductor Corp.†	130,598	276,000
18,000	Intel Corp.	374,580	297,900
30,000	LSI Corp.†	154,117	136,800
75,000	Texas Instruments Inc.	1,772,274	1,597,500

		2,431,569	2,308,200

Energy and Utilities — 8.6%
52,000	Allegheny Energy Inc.	535,407	1,333,800
5,000	Cameron International Corp.†	71,464	141,500
9,000	Chevron Corp.	562,320	596,250
22,000	ConocoPhillips	615,765	925,320
10,000	Devon Energy Corp.	322,357	545,000
38,000	DPL Inc.	1,032,670	880,460
90,000	El Paso Corp.	776,312	830,700
27,000	El Paso Electric Co.†	242,555	376,920
16,000	Exxon Mobil Corp.	589,965	1,118,560
5,500	Florida Public Utilities Co.	43,450	77,165
20,000	Great Plains Energy Inc.	465,108	311,000
20,000	Mirant Corp., Escrow† (a)	0	0
8,000	NSTAR	210,423	256,880
See accompanying notes to financial statements.

■ Gabelli Capital Asset Fund
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value

Energy and Utilities (Continued)
17,000	Progress Energy Inc., CVO† (a)	$7,800	$5,610
15,000	Royal Dutch Shell plc, Cl. A, ADR	937,915	752,850
75,000	RPC Inc.	715,212	626,250
9,000	Southwest Gas Corp.	253,261	199,890

		7,381,984	8,978,155

Entertainment — 8.2%
25,000	Discovery Communications Inc., Cl. A†	229,703	563,750
25,000	Discovery Communications Inc., Cl. C†	160,359	513,250
100,000	Grupo Televisa SA, ADR	1,404,653	1,700,000
72,000	Liberty Media Corp. - Entertainment, Cl. A†	791,557	1,926,000
50,000	Time Warner Inc.	1,718,217	1,259,500
66,000	Viacom Inc., Cl. A†	2,817,368	1,582,680
20,000	Viacom Inc., Cl. B†	438,152	454,000
25,000	Vivendi	843,515	597,443

		8,403,524	8,596,623

Environmental Services — 1.0%
38,000	Waste Management Inc.	1,411,606	1,070,080

Equipment and Supplies — 5.6%
30,000	AMETEK Inc.	205,062	1,037,400
38,000	Baldwin Technology Co. Inc., Cl. A†	52,525	38,000
16,000	Belden Inc.	244,993	267,200
40,000	Capstone Turbine Corp.†	70,880	33,200
22,000	CIRCOR International Inc.	672,360	519,420
120,000	CTS Corp.	1,040,515	786,000
12,000	Flowserve Corp.	294,857	837,720
14,500	Franklin Electric Co. Inc.	144,478	375,840
30,000	GrafTech International Ltd.†	246,418	339,300
40,000	IDEX Corp.	753,182	982,800
47,000	L.S. Starrett Co., Cl. A	684,919	319,600
2,000	Robbins & Myers Inc.	36,782	38,500
12,000	The Eastern Co.	110,420	198,000
6,000	Watts Water Technologies Inc., Cl. A	82,477	129,240

		4,639,868	5,902,220

Financial Services — 7.3%
94,000	American Express Co.	2,852,048	2,184,560
12,000	Argo Group International Holdings Ltd.†	339,230	338,640
16,000	BKF Capital Group Inc.	65,957	15,200
12,000	Deutsche Bank AG	650,479	732,000
150,000	Epoch Holding Corp.	362,726	1,296,000
15,350	JPMorgan Chase & Co.	512,386	523,589
40,000	Marsh & McLennan Companies Inc.	1,190,259	805,200
35,000	The Bank of New York Mellon Corp.	1,070,522	1,025,850
30,000	Wells Fargo & Co.	900,652	727,800

		7,944,259	7,648,839

Food and Beverage — 12.0%
28,000	Brown-Forman Corp., Cl. A	716,621	1,291,080
6,250	Brown-Forman Corp., Cl. B	193,489	268,625
36,000	Cadbury plc, ADR	2,062,234	1,238,400
15,000	Corn Products International Inc.	286,479	401,850
139,394	Danone, ADR	1,491,234	1,366,061
48,000	Diageo plc, ADR	1,921,883	2,748,000
35,000	Dr. Pepper Snapple Group Inc.†	733,017	741,650
18,000	Fomento Economico Mexicano SAB de CV, ADR	606,599	580,320
2,000	General Mills Inc.	98,980	112,040
5,000	H.J. Heinz Co.	157,866	178,500
27,000	PepsiAmericas Inc.	593,752	723,870
40,000	The Coca-Cola Co.	1,752,242	1,919,600
8,000	The Hershey Co.	299,455	288,000
32,961	Tootsie Roll Industries Inc.	564,005	747,885

		11,477,856	12,605,881

Health Care — 2.0%
100,000	Boston Scientific Corp.†	1,335,195	1,014,000
1,000	DENTSPLY International Inc.	21,925	30,520
6,000	Henry Schein Inc.†	190,312	287,700
8,000	Laboratory Corp. of America Holdings†	548,283	542,320
10,000	Patterson Companies Inc.†	293,977	217,000

		2,389,692	2,091,540

Hotels and Gaming — 2.1%
24,000	Boyd Gaming Corp.†	131,519	204,000
17,000	Canterbury Park Holding Corp.†	208,120	115,600
18,000	Churchill Downs Inc.	701,461	605,880
2,000	Dover Downs Gaming & Entertainment Inc.	12,605	9,300
80,000	Dover Motorsports Inc.	461,100	113,600
20,000	Gaylord Entertainment Co.†	464,494	254,200
14,000	International Game Technology	365,678	222,600
66,000	Las Vegas Sands Corp.†	476,706	518,760
26,000	MGM Mirage†	379,080	166,140

		3,200,763	2,210,080

Machinery — 1.1%
45,000	CNH Global NV†	851,981	631,800
12,000	Deere & Co.	365,420	479,400

		1,217,401	1,111,200

Manufactured Housing and Recreational Vehicles — 0.2%
4,000	Cavco Industries Inc.†	113,920	101,320
20,000	Champion Enterprises Inc.†	148,104	6,400
4,000	Skyline Corp.	144,238	87,000

		406,262	194,720

Metals and Mining — 2.8%
20,000	Freeport-McMoRan Copper & Gold Inc.	714,538	1,002,200
48,000	Newmont Mining Corp.	1,998,993	1,961,760

		2,713,531	2,963,960

Publishing — 0.8%
84,000	Journal Communications Inc., Cl. A	577,510	88,200
40,000	Media General Inc., Cl. A	67,400	84,400
7,000	Meredith Corp.	150,900	178,850
50,000	News Corp., Cl. A	552,396	455,500
8,000	The E.W. Scripps Co., Cl. A	58,280	16,720

		1,406,486	823,670
See accompanying notes to financial statements.

■ Gabelli Capital Asset Fund
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value

Real Estate — 1.5%
50,000	Griffin Land & Nurseries Inc.	$753,028	$1,564,000

Retail — 3.8%
31,000	Aaron’s Inc., Cl. A	257,804	728,500
45,000	CVS Caremark Corp.	1,613,133	1,434,150
12,000	Ingles Markets Inc., Cl. A	155,171	182,880
15,000	Safeway Inc.	307,433	305,550
15,000	The Great Atlantic & Pacific Tea Co. Inc.†	129,847	63,750
45,000	Walgreen Co.	1,615,698	1,323,000

		4,079,086	4,037,830

Specialty Chemicals — 3.2%
120,000	Ferro Corp.	1,460,614	330,000
40,000	Hawkins Inc.	557,777	903,200
22,000	International Flavors & Fragrances Inc.	999,964	719,840
121,700	Omnova Solutions Inc.†	791,665	396,742
5,000	Quaker Chemical Corp.	87,063	66,450
40,000	Sensient Technologies Corp.	843,930	902,800

		4,741,013	3,319,032

Telecommunications — 2.9%
200,000	Cincinnati Bell Inc.†	905,073	568,000
12,000	Rogers Communications Inc., Cl. B	164,214	309,000
210,000	Sprint Nextel Corp.†	2,030,797	1,010,100
33,000	Telephone & Data Systems Inc.	1,199,125	933,900
10,000	Telephone & Data Systems Inc., Special	296,612	259,600

		4,595,821	3,080,600

Transportation — 0.5%
20,000	GATX Corp.	715,391	514,400

Wireless Communications — 1.4%
30,000	Price Communications Corp., Escrow† (a)	0	0
38,000	United States Cellular Corp.†	1,446,637	1,461,100

		1,446,637	1,461,100
	Total Common Stocks	104,782,329	103,635,197

Warrants — 0.0%

Energy and Utilities — 0.0%
1,000	Mirant Corp., Ser. A, expire 01/03/11†	2,199	1,470

Principal
Amount

U.S. Government Obligations — 1.4%
$1,418,000	U.S. Treasury Bills, 0.101% to 0.177%††, 07/16/09 to 09/03/09	1,417,712	1,417,719

TOTAL INVESTMENTS — 100.2%		$106,202,240	105,054,386

Other Assets and Liabilities (Net) — (0.2)%			(202,583)

NET ASSETS — 100.0%			$104,851,803

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2009, the market value of fair valued securities amounted to $7,722 or 0.01% of net assets.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR – American Depositary Receipt
CVO – Contingent Value Obligation
See accompanying notes to financial statements.

■ Gabelli Capital Asset Fund
Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

ASSETS:
Investments, at value (cost $106,202,240)	$105,054,386
Foreign currency, at value (cost $18)	18
Receivable for investments sold	66,644
Receivable for Fund shares sold	25,021
Dividends receivable	112,489
Prepaid expense	2,521

Total Assets	105,261,079

LIABILITIES:
Payable to custodian	28,741
Payable for investments purchased	181,400
Payable for Fund shares redeemed	60,583
Payable for investment management fees	88,081
Payable for accounting fees	3,750
Payable for legal and audit fees	23,185
Other accrued expenses	23,536

Total Liabilities	409,276

Net Assets applicable to 8,927,662 shares outstanding	$104,851,803

NET ASSETS CONSIST OF:
Paid-in capital, at $0.001 par value	$121,460,246
Accumulated net investment income	527,422
Accumulated net realized loss on investments and foreign currency transactions	(15,988,023)
Net unrealized depreciation on investments	(1,147,854)
Net unrealized appreciation on foreign currency translations	12

Net Assets	$104,851,803

Net Asset Value, offering, and redemption price per share ($104,851,803 ÷ 8,927,662 shares outstanding; 500,000,000 shares authorized)	$11.74

Statement of Operations
For the Six Months Ended
June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign taxes of $27,595)	$1,134,921
Interest	399

Total Investment Income	1,135,320

EXPENSES:
Management fees	492,687
Legal and audit fees	34,669
Accounting fees	22,500
Custodian fees	15,491
Directors’ fees	11,910
Shareholder services fees	9,118
Shareholder communications expenses	6,738
Interest expense	1,373
Tax expenses	993
Miscellaneous expenses	14,032

Total Expenses	609,511

LESS:
Management fee reduction on unsupervised assets	(1,613)

Net Expenses	607,898

Net Investment Income	527,422

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized loss on investments	(10,662,072)
Net realized gain on foreign currency transactions	69

Net realized loss on investments and foreign currency transactions	(10,662,003)

Net change in unrealized appreciation/ depreciation on investments	17,115,490
Net change in unrealized appreciation/ depreciation on foreign currency translations	14

Net change in unrealized appreciation/ depreciation on investments and foreign currency translations	17,115,504

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	6,453,501

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,980,923

See accompanying notes to financial statements.

■ Gabelli Capital Asset Fund
Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
OPERATIONS:
Net investment income	$527,422	$1,292,718
Net realized loss on investments and foreign currency transactions	(10,662,003)	(924,005)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	17,115,504	(83,763,225)

Net Increase/(Decrease) in Net Assets Resulting from Operations	6,980,923	(83,394,512)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(1,292,835)
Net realized gain	—	(989,215)

Total Distributions to Shareholders	—	(2,282,050)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets from capital share transactions	(10,991,883)	(34,404,626)

Net Decrease in Net Assets	(4,010,960)	(120,081,188)
NET ASSETS:
Beginning of period	108,862,763	228,943,951

End of period (including undistributed net investment income of $527,422 and $0, respectively)	$104,851,803	$108,862,763

See accompanying notes to financial statements.

■ Gabelli Capital Asset Fund
Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated:

	Six Months
	Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007		2006		2005	2004

Operating Performance:
Net asset value, beginning of period	$10.87		$18.66	$18.58		$17.40		$18.28	$16.44

Net investment income (a)	0.06		0.12	0.10		0.06		0.05	0.06
Net realized and unrealized gain/(loss) on investments	0.81		(7.68)	1.61		3.77		0.33	2.50

Total from investment operations	0.87		(7.56)	1.71		3.83		0.38	2.56

Distributions to Shareholders:
Net investment income	—		(0.13)	(0.10)		(0.06)		(0.05)	(0.06)
Net realized gain on investments	—		(0.10)	(1.53)		(2.59)		(1.21)	(0.66)
Return of capital	—		—	(0.00	)(e)	(0.00	)(e)	—	—

Total distributions	—		(0.23)	(1.63)		(2.65)		(1.26)	(0.72)

Net Asset Value, End of Period	$11.74		$10.87	$18.66		$18.58		$17.40	$18.28

Total Return †	8.0%		(40.4)%	9.1%		21.9%		2.0%	15.5%

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$104,852		$108,863	$228,944		$234,414		$219,127	$240,035
Ratio of net investment income to average net assets	1.07	%(d)	0.76%	0.45%		0.28%		0.26%	0.34%
Ratio of operating expenses to average net assets (b)(c)	1.23	%(d)	1.15%	1.10%		1.10%		1.10%	1.10%
Portfolio turnover rate ††	7%		11%	24%		40%		25%	27%

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended December 31, 2007, 2005, and 2004 would have been 33%, 28%, and 37%, respectively. The portfolio turnover rate for the year ended 2006 would have been as shown.

(a)	Per share amounts have been calculated using the average shares outstanding method for the six months ended June 30, 2009 and the years ended December 31, 2008 and 2007.

(b)	The Fund incurred interest expense during the year ended December 31, 2008. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.14%. For the six months ended June 30, 2009, and the years ended December 31, 2006 and 2004, the effect of the interest expense was minimal.

(c)	The ratio does not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratio for the year ended December 31, 2006 would have been 1.09%. For the years ended December 31, 2008, 2007 and 2005, the effect of the custodian fee credits was minimal.

(d)	Annualized.

(e)	Amount represents less than $0.005 per share.
See accompanying notes to financial statements.

■ Gabelli Capital Asset Fund
Notes to Financial Statements
June 30, 2009 (Unaudited)
1. Organization
     The Gabelli Capital Asset Fund is a series of Gabelli Capital Series Funds, Inc. (the “Company”), which was organized on April 8, 1993 as a Maryland corporation. The Company is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is growth of capital. Current income is a secondary objective. The Fund commenced investment operations on May 1, 1995. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. (“Guardian”) and other selected insurance companies.
2. Significant Accounting Policies
     The preparation of financial statements in accordance with United States (“U.S.”) generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation
     Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
     Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

■ Gabelli Capital Asset Fund
Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of June 30, 2009 is as follows:

	Valuation Inputs
	Level 1 -	Level 2 - Other Significant	Level 3 - Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 6/30/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Aerospace	$1,817,197	$28,232	$—	$1,845,429
Cable and Satellite	4,815,885	—	0	4,815,885
Energy and Utilities	8,972,545	—	5,610	8,978,155
Wireless Communications	1,461,100	—	0	1,461,100
Other Industries (a)	86,534,628	—	—	86,534,628

Total Common Stocks	103,601,355	28,232	5,610	103,635,197

Warrants (a)	1,470	—	—	1,470
U.S. Government Obligations	—	1,417,719	—	1,417,719

TOTAL INVESTMENTS IN SECURITIES	$103,602,825	$1,445,951	$5,610	$105,054,386

(a)	Security and industry classifications for these categories are detailed in the Schedule of Investments.
     The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

								Net change
								in unrealized
								appreciation/
								depreciation
				Change in				during the
	Balance	Accrued	Realized	unrealized	Net	Transfers in	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	and/or out	as of	investments held
	12/31/08	(premiums)	(loss)	depreciation†	(sales)	of Level 3	6/30/09	at 6/30/09†

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Cable and Satellite	$0	$—	$—	$—	$—	$—	$0	$—
Energy and Utilities	5,610	—	—	—	—	—	5,610	—
Wireless Communications	0	—	—	—	—	—	0	—

Total Common Stocks	5,610	—	—	—	—	—	5,610	—

TOTAL INVESTMENTS IN SECURITIES	$5,610	$—	$—	$—	$—	$—	$5,610	$—

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
Foreign Currency Translations
     The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities
     The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

■ Gabelli Capital Asset Fund
Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)
Foreign Taxes
     The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Securities Transactions and Investment Income
     Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
Expenses
     Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
Custodian Fee Credits and Interest Expense
     When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
Distributions to Shareholders
     Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the net asset value (“NAV”) per share of the Fund.
     The tax character of distributions paid during the year ended December 31, 2008 was as follows:

Distributions paid from:
Ordinary income	$1,292,398
Net long-term capital gains	989,652

Total distributions paid	$2,282,050

Provision for Income Taxes
     The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
     The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at June 30, 2009:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Depreciation
Investments	$110,321,931	$19,842,293	$(25,109,838)	$(5,267,545)

■ Gabelli Capital Asset Fund
Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)
     Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
3. Agreements with Affiliated Parties
     Pursuant to a management agreement (the “Management Agreement”), the Fund will pay Guardian Investor Services Corporation (the “Manager”) a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. Pursuant to an Investment Advisory Agreement among the Fund, the Manager, and the Adviser, the Adviser, under the supervision of the Company’s Board and the Manager, manages the Fund’s assets in accordance with the Fund’s investment objectives and policies, makes investment decisions for the Fund, places purchase and sale orders on behalf of the Fund, provides investment research, and provides facilities and personnel required for the Fund’s administrative needs. The Adviser may delegate its administrative role and currently has done so to PNC Global Investment Servicing (U.S.) Inc., the Fund’s sub-administrator (the “Sub-Administrator”). The Adviser will supervise the performance of administrative and professional services provided by others and pays the compensation of the Sub-Administrator and all Officers and Directors of the Company who are its affiliates. As compensation for its services and the related expenses borne by the Adviser, the Manager pays the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.75% of the value of the Fund’s average daily net assets.
     The Fund pays each Director who is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.
4. Portfolio Securities
     Purchases and sales of securities for the six months ended June 30, 2009, other than short-term securities and U.S. Government obligations aggregated $6,523,680 and $18,324,234, respectively.
5. Transactions with Affiliates
     During the six months ended June 30, 2009, the Fund paid brokerage commissions on security trades of $42,847 to Gabelli & Company, Inc.
     The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Investment Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2009, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.
     The Fund is assuming its portion of the allocated cost of the Gabelli Funds’ Chief Compliance Officer in the amount of $3,067 for the six months ended June 30, 2009, which is included in miscellaneous expenses in the Statement of Operations.
6. Line of Credit
     The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 100 basis points or the sum of Fed Funds plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At June 30, 2009, there were no borrowings outstanding under the line of credit.
     The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2009 was $170,878 with a weighted average interest rate of 1.05%. The maximum amount borrowed at any time during the six months ended June 30, 2009 was $1,308,000.

■ Gabelli Capital Asset Fund
Notes to Financial Statements (Continued)
June 30, 2009 (Unaudited)
7. Capital Stock Transactions
     Transactions in shares of capital stock were as follows:

	Six Months Ended		Six Months Ended
	June 30, 2009	Year Ended	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008	(Unaudited)	December 31, 2008

	Shares		Amount

Shares sold	354,078	319,154	$3,580,290	$4,959,818
Shares issued upon reinvestment of distributions	—	221,344	—	2,282,050
Shares redeemed	(1,440,863)	(2,798,278)	(14,572,173)	(41,646,494)

Net decrease	(1,086,785)	(2,257,780)	$(10,991,883)	$(34,404,626)

8. Indemnifications
     The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Other Matters
     On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan being developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
10. Subsequent Events
     Management has evaluated the impact of all subsequent events on the Fund through August 24, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

■ Gabelli Capital Asset Fund
Board Consideration and Re-Approval of Investment Management and Investment Advisory Agreements (Unaudited)
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Directors (the “Board”) of Gabelli Capital Asset Fund (the “Fund”), the only series of Gabelli Capital Series Funds, Inc. (the “Company”), including a majority of the Directors who have no direct or indirect interest in the investment management agreement or the investment advisory agreement and are not “interested persons” of the Company, as defined in the 1940 Act (the “Independent Board Members”), are required to annually review and re-approve the terms of the Fund’s existing investment management agreement and investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Management Agreement (the “Management Agreement”) with Guardian Investor Services LLC (the “Manager”) and the Investment Advisory Agreement (the “Advisory Agreement”) with Gabelli Funds, LLC (the “Adviser”) for the Fund.
More specifically, at a meeting held on February 26, 2009, the Independent Board Members, meeting in executive session, reviewed the written and oral information that had been made available and considered the factors and reached the conclusions described below relating to the selection of the Manager and the Adviser and the re-approval of the Management and Advisory Agreements.
1. Nature, Extent, and Quality of Services. The Independent Board Members considered the nature, quality, and extent of administrative and shareholder services performed by the Manager and the Adviser, including portfolio management, supervision of Fund operations and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, coordination of Fund marketing initiatives, review of Fund legal issues, assisting the Board Members in their capacity as directors and other services. The Independent Board Members concluded that the services are extensive in nature and that the Manager and the Adviser consistently delivered a high level of service.
2. Investment Performance of the Fund and Adviser. The Independent Board Members considered investment performance for the Fund over various periods of time as compared with the performance of such Fund’s Lipper peer group, and concluded that, while the one year performance was below the peer median and average, the Adviser was delivering satisfactory performance results over the longer term (three year, five year, and ten year periods) consistent with the long-term investment strategies being pursued by the Fund.
3. Costs of Services and Profits Realized by the Adviser.
(a) Costs of Services to Fund: Fees and Expenses. The Independent Board Members considered the Fund’s management fee rate and expense ratio relative to the industry averages for the Fund’s peer group category. They noted that, while the management fees are at the high end relative to peer funds, the average expense ratio was lower than peer group averages. The Independent Board Members also considered the advisory fees charged by the Manager and the Adviser and its affiliates to other fund and non-fund clients. The Independent Board Members noted that the mix of services under the Advisory Agreement are much more extensive than those under the advisory agreements for the Adviser’s non-fund clients.
(b) Profitability and Costs of Services to Adviser. The Independent Board Members considered the Adviser’s overall profitability and costs, and pro forma estimates of the Manager’s and the Adviser’s profitability and costs attributable to the Fund. With regard to the Adviser, that information was prorated (i) assuming the Fund was part of the Gabelli/GAMCO fund complex and (ii) assuming the Fund constituted the Adviser’s only investment company under its management. The Independent Board Members also considered whether the amount of profit is a fair entrepreneurial profit for the management of the Fund, and noted that the Adviser has substantially increased its resources devoted to Fund matters in response to recently enacted regulatory requirements and new or enhanced Fund policies and procedures. The Independent Board Members concluded that the Manager’s and the Adviser’s profitability was at an acceptable level, particularly in light of the high quality of the services being provided to the Fund.
4. Extent of Economies of Scale as Fund Grows. The Independent Board Members considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. The Independent Board Members noted that economies of scale may develop for certain funds as their assets increase and their fund-level expenses decline as a percentage of assets, but that fund-level economies of scale may not necessarily result in Adviser-level economies of scale.

■ Gabelli Capital Asset Fund
Board Consideration and Re-Approval of Investment Management and Investment Advisory Agreements (Unaudited) (Continued)
5. Whether Fee Levels Reflect Economies of Scale. The Independent Board Members also considered whether the management and advisory fee rates are reasonable in relation to the asset size of the Fund and any economies of scale that may exist, and concluded that they currently were reasonable.
6. Other Relevant Considerations.
(a) Adviser Personnel and Methods. The Independent Board Members considered the size, education, and experience of the Adviser’s staff, the Adviser’s fundamental research capabilities, and the Adviser’s approach to recruiting, training, and retaining portfolio managers and other research and management personnel, and concluded that in each of these areas the Adviser was structured in such a way to support the high level of services being provided to the Fund.
(b) Other Benefits to the Manager and the Adviser. The Independent Board Members also considered the character and amount of other incidental benefits received by the Manager and the Adviser and its affiliates from its association with the Fund. The Independent Board Members concluded that potential “fall-out” benefits that the Manager or the Adviser and its affiliates may receive, such as greater name recognition or increased ability to obtain research services, appear to be reasonable, and may in some cases benefit the Fund.
Conclusions
In considering the Management Agreement and Investment Advisory Agreement, the Independent Board Members did not identify any factor as all-important or all controlling and instead considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, it was the judgment of the Independent Board Members that shareholders had received satisfactory absolute and relative performance at reasonable fees and, therefore, re-approval of the Agreements was in the best interests of the Fund and its shareholders. As a part of its decision making process, the Independent Board Members noted that the Manager and the Adviser have managed the Fund since its inception, and the Independent Board Members believe that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Independent Board Members considered, generally, that shareholders invested in the Fund knowing that the Manager and the Adviser managed the Fund and knowing its investment management fee schedule. As such, the Independent Board Members considered, in particular, whether the Manager and the Adviser managed the Fund in accordance with its investment objectives and policies as disclosed to shareholders. The Independent Board Members concluded that the Fund was managed by the Manager and the Adviser consistent with its investment objectives and policies.

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Gabelli Capital Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 9/1/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 9/1/09

By (Signature and Title)*	/s/ Agnes Mullady

Agnes Mullady, Principal Financial Officer and Treasurer

Date 9/1/09

*	Print the name and title of each signing officer under his or her signature.